Carillon Reams Core Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 30.3%	Par	Value
Aerospace & Defense - 0.3%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$1,164,000	$1,206,230

Air Freight & Logistics - 0.3%
United Parcel Service, Inc., 5.15%, 05/22/2034	1,160,000	1,204,826

Airlines - 2.6%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)	564,079	576,786
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)	3,520,659	3,525,587
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	428,590	413,241
Series 2019-1, Class AA, 3.15%, 02/15/2032	582,301	545,195
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	396,037	374,420
Series 2020-1, Class A, 4.25%, 11/15/2032 (a)	875,331	853,159
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,948,864	1,866,595
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 2.75%, 05/15/2032	1,859,875	1,647,355
Series 2020-1, Class A, 4.00%, 11/15/2032	977,164	918,976
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	321,949	315,378
Series 2016-2, Class AA, 2.88%, 10/07/2028	625,494	595,771
Series 2018-1, Class AA, 3.50%, 09/01/2031	1,099,507	1,054,793
Series 2019-1, Class AA, 4.15%, 08/25/2031	329,919	321,891
		13,009,147

Auto Manufacturers - 2.9%
American Honda Finance Corp., 5.20%, 03/05/2035	2,265,000	2,301,036
General Motors Financial Co., Inc.
6.05%, 10/10/2025	1,110,000	1,110,407
1.25%, 01/08/2026	3,440,000	3,411,541
3.10%, 01/12/2032	1,015,000	914,444
Toyota Motor Credit Corp., 5.00%, 03/19/2027	1,390,000	1,411,806
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (a)	2,260,000	2,289,931
3.75%, 05/13/2030 (a)	2,805,000	2,693,813
		14,132,978

Banks - 6.7%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	2,330,000	2,373,068
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	850,000	849,824
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,585,000	1,656,821
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,280,000	1,285,956
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	3,825,000	3,633,685
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	695,000	720,700
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	920,000	940,426
HSBC Holdings PLC
4.95%, 03/31/2030	2,085,000	2,138,368
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	985,000	1,016,480

JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	810,000	816,921
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	655,000	657,039
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	3,860,000	3,936,069
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	1,585,000	1,658,242
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	2,005,000	2,028,000
The PNC Financial Services Group, Inc.
4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	810,000	821,143
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	1,180,000	1,273,252
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,455,000	2,538,270
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,640,000	2,654,450
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,850,000	1,879,468
		32,878,182

Beverages - 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	995,000	982,366
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	1,050,000	1,040,010
		2,022,376

Capital Markets - 2.4%
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,325,000	1,204,629
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	1,585,000	1,659,505
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	1,615,000	1,651,702
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,360,000	2,405,200
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	1,245,000	1,142,137
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,585,000	1,654,493
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (a)	1,575,000	1,559,088
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030 (a)(b)	595,000	568,295
		11,845,049

Consumer Finance - 0.7%
American Express Co.
5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	1,570,000	1,596,788
5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	1,805,000	1,906,990
		3,503,778

Containers & Packaging - 0.5%
Sonoco Products Co., 3.13%, 05/01/2030	2,450,000	2,314,833

Electric - 5.9%
Appalachian Power Co., 2.70%, 04/01/2031	2,735,000	2,492,420
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	460,000	445,397
DTE Electric Co., 5.20%, 04/01/2033	1,985,000	2,061,515
Duke Energy Florida LLC
5.88%, 11/15/2033	640,000	690,518
5.65%, 04/01/2040	1,865,000	1,945,894
Duke Energy Indiana LLC, 5.25%, 03/01/2034	1,130,000	1,165,881
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,820,000	1,893,852
Entergy Arkansas LLC
5.30%, 09/15/2033	1,620,000	1,679,505
5.45%, 06/01/2034	1,320,000	1,379,794
3.35%, 06/15/2052	1,415,000	981,364
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,445,000	1,499,398
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (a)	1,995,000	2,089,428
MidAmerican Energy Co., 5.35%, 01/15/2034	1,025,000	1,070,459
Monongahela Power Co., 5.85%, 02/15/2034 (a)	1,365,000	1,442,679
Northern States Power Co./MN, 5.05%, 05/15/2035	1,970,000	2,009,224
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,520,000	2,636,890
San Diego Gas & Electric Co., 5.40%, 04/15/2035	2,840,000	2,932,915
Wisconsin Public Service Corp., 2.85%, 12/01/2051	805,000	509,456
		28,926,589

Electric Utilities - 2.3%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,265,000	2,217,004
Union Electric Co., 5.20%, 04/01/2034	1,595,000	1,643,271
Virginia Electric and Power Co., 5.15%, 03/15/2035	2,925,000	2,978,464
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,595,000	1,379,786
3.95%, 09/01/2032	1,620,000	1,554,934
4.95%, 04/01/2033	1,750,000	1,772,616
		11,546,075

Equity REITS - 0.8%
Agree LP, 2.00%, 06/15/2028	2,755,000	2,599,293
Ventas Realty LP, 4.75%, 11/15/2030	1,380,000	1,396,932
		3,996,225

Ground Transportation - 1.0%
CSX Corp., 5.05%, 06/15/2035	975,000	995,697
Norfolk Southern Corp., 5.10%, 05/01/2035	1,185,000	1,209,890
Union Pacific Corp, 5.10%, 02/20/2035	2,540,000	2,611,409
		4,816,996

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp., 4.95%, 03/03/2035	2,550,000	2,583,552

Multi-Utilities - 0.8%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,405,000	1,349,524
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,900,000	1,685,746
WEC Energy Group, Inc., 1.80%, 10/15/2030	833,000	737,356
		3,772,626

Oil & Gas - 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	2,490,000	2,571,879

Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,185,000	2,153,054

Tobacco - 0.4%
Altria Group, Inc., 2.45%, 02/04/2032	2,355,000	2,073,037

Transportation - 0.9%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,590,000	1,018,092
Canadian Pacific Railway Co., 5.20%, 03/30/2035	3,400,000	3,504,104
Union Pacific Railroad Co., Pass Through Trust
Series 2005, 5.08%, 01/02/2029	28,233	28,518
Series 2006, 5.87%, 07/02/2030	22,751	23,857
		4,574,571
TOTAL CORPORATE BONDS (Cost $148,532,356)		149,132,003

ASSET-BACKED SECURITIES - 26.5%	Par	Value
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	1,556,185	1,553,140
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,150,000	1,116,177
Series 2022-SFR3, Class A, 4.00%, 10/17/2039 (a)	645,000	639,770
Series 2023-SFR1, Class A, 4.00%, 04/17/2040 (a)	750,000	741,256
Series 2023-SFR2, Class A, 3.95%, 06/17/2040 (a)	265,000	261,824
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)(c)	585,000	582,913
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (a)	440,000	433,713
Series 2025-SFR1, Class A, 3.66%, 06/17/2042 (a)	1,030,000	990,243
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	910,000	896,708
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	4,270,000	4,188,105
Series 2022-3A, Class A, 4.62%, 02/20/2027 (a)	1,287,500	1,288,433
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)	725,000	745,909
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)	525,000	542,975
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	525,000	541,267
Series 2025-1A, Class A, 4.80%, 08/20/2029 (a)	1,495,000	1,514,320
Series 2025-2A, Class A, 5.12%, 08/20/2031 (a)	3,075,000	3,159,806
Series 2025-4A, Class A, 4.40%, 02/20/2032 (a)	4,470,000	4,443,652
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	471,812	475,144
Series 2024-A, Class A2A, 5.42%, 02/25/2027	436,333	437,108
Series 2024-A, Class A2B, 4.70% (30 day avg SOFR US + 0.34%), 02/25/2027	230,013	230,103
Series 2025-A, Class A2B, 4.66% (30 day avg SOFR US + 0.30%), 10/25/2027	2,987,640	2,987,643
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042 (a)	2,225,000	2,138,755
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028	1,806,601	1,813,503
Series 2024-1, Class A2A, 4.61%, 10/15/2027	439,905	440,509
Series 2024-1, Class A2B, 4.69% (30 day avg SOFR US + 0.32%), 10/15/2027	420,659	420,738
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028	1,650,000	1,657,333
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.91% (30 day avg SOFR US + 0.54%), 11/16/2026 (a)	102,181	102,200
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	148,243	147,638
Discover Card Execution Note Trust, Series 2023-A2, Class A, 4.93%, 06/15/2028	1,320,000	1,328,441
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	3,799,295	3,781,560
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	1,840,983	1,797,857
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	326,233	317,400
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	345,687	344,563
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%, 04/15/2027	347,296	348,160
Series 2024-B, Class A2B, 4.77% (30 day avg SOFR US + 0.40%), 04/15/2027	593,876	593,922
Series 2024-C, Class A2B, 4.77% (30 day avg SOFR US + 0.40%), 08/15/2027	685,547	686,001
Series 2024-D, Class A2A, 4.59%, 10/15/2027	511,396	512,439
Series 2024-D, Class A2B, 4.69% (30 day avg SOFR US + 0.32%), 10/15/2027	610,623	610,797
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027	3,722	3,724
Series 2024-1, Class A2B, 4.77% (30 day avg SOFR US + 0.40%), 02/16/2027	4,795	4,795
Series 2024-3, Class A2A, 5.35%, 06/16/2027	271,600	272,084
Series 2024-3, Class A2B, 4.73% (30 day avg SOFR US + 0.36%), 06/16/2027	271,600	271,680
Series 2025-2, Class A2A, 4.40%, 02/16/2028	823,660	824,945
Series 2025-3, Class A2A, 4.32%, 06/16/2028	3,115,000	3,125,772
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)	3,135,000	3,162,536
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)	2,040,000	2,067,741
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	3,080,000	3,125,926
Series 2025-4A, Class A, 5.41%, 12/25/2031 (a)	2,260,000	2,309,460
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	3,725,000	3,630,828
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	989,335	960,912

Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	830,195	838,042
Series 2024-2, Class A2, 5.48%, 11/18/2026	725,734	726,725
Series 2025-2, Class A2A, 4.30%, 01/18/2028	1,140,000	1,141,751
Series 2025-3, Class A2A, 4.19%, 03/21/2028	3,155,000	3,163,957
Series 2025-3, Class A2B, 4.74% (30 day avg SOFR US + 0.35%), 03/21/2028	2,235,000	2,236,719
Hyundai Auto Receivables Trust
Series 2024-B, Class A2A, 5.15%, 06/15/2027	550,894	552,142
Series 2024-B, Class A2B, 4.74% (30 day avg SOFR US + 0.37%), 06/15/2027	481,287	481,393
Series 2025-B, Class A2A, 4.45%, 08/15/2028	2,160,000	2,168,667
Series 2025-C, Class A2A, 3.97%, 07/17/2028	5,060,000	5,062,779
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	1,667,144	1,633,643
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.79% (30 day avg SOFR US + 0.42%), 02/16/2027	346,136	346,279
Series 2024-B, Class A2B, 4.81% (30 day avg SOFR US + 0.44%), 12/15/2026	221,595	221,671
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A2B, 4.74% (30 day avg SOFR US + 0.37%), 05/17/2027	17,838	17,839
Nissan Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.75% (30 day avg SOFR US + 0.38%), 12/15/2026	911,257	911,476
Series 2024-B, Class A2B, 4.75% (30 day avg SOFR US + 0.38%), 06/15/2027	1,229,233	1,229,789
Series 2025-A, Class A2A, 4.50%, 02/15/2028	4,052,000	4,069,291
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028 (a)	355,398	355,553
Series 2024-1A, Class A2B, 4.67% (30 day avg SOFR US + 0.28%), 01/24/2028 (a)	298,025	298,075
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)	1,523,941	1,512,419
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (a)	699,793	688,553
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)	663,275	618,886
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	868,648	850,300
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	404,109	378,315
Series 2022-SFR1, Class A, 2.71%, 02/17/2041 (a)	1,729,526	1,640,858
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (a)	2,983,120	2,917,478
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (a)	753,344	752,423
Series 2024-SFR4, Class A, 3.10%, 07/17/2041 (a)	1,443,366	1,375,935
Series 2025-SFR1, Class A, 3.40%, 02/17/2042 (a)	304,624	290,998
Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (a)	1,775,000	1,681,405
Series 2025-SFR4, Class A, 4.30%, 08/17/2042 (a)	2,110,000	2,087,056
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	2,145,000	2,063,197
STAR Trust
Series 2022-SFR3, Class A, 5.80% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	3,237,117	3,248,580
Series 2025-SFR5, Class A, 5.60% (1 mo. Term SOFR + 1.45%), 02/17/2042 (a)	1,033,636	1,036,640
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.72% (30 day avg SOFR US + 0.35%), 12/15/2026	2,987	2,987
Series 2024-C, Class A2A, 5.16%, 05/17/2027	411,420	412,234
Series 2024-C, Class A2B, 4.74% (30 day avg SOFR US + 0.37%), 05/17/2027	411,420	411,534
Series 2024-D, Class A2B, 4.76% (30 day avg SOFR US + 0.39%), 08/16/2027	2,786,251	2,787,270
Series 2025-B, Class A2A, 4.46%, 03/15/2028	1,120,000	1,122,817
Series 2025-C, Class A2A, 4.29%, 06/15/2028	2,665,000	2,673,062
Series 2025-C, Class A2B, 4.67% (30 day avg SOFR US + 0.30%), 06/15/2028	2,765,000	2,766,276
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039 (a)	853,947	807,381
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 07/17/2038 (a)	726,293	711,851
Series 2025-SFR1, Class A, 5.25% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)	2,089,202	2,093,201
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028 (a)	965,000	968,305
Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, 06/20/2029	1,700,000	1,714,338
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028	1,080,000	1,081,836
Series 2025-C, Class A2A, 4.19%, 10/16/2028	1,815,000	1,818,630
TOTAL ASSET-BACKED SECURITIES (Cost $129,481,173)		130,542,984

U.S. TREASURY SECURITIES - 22.6%	Par	Value
U.S. Treasury Bonds
2.38%, 02/15/2042	815,000	603,928
4.25%, 08/15/2054	38,990,000	35,992,644
4.75%, 08/15/2055	7,095,000	7,119,389
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055	15,658,409	15,285,299
U.S. Treasury Notes
3.88%, 08/31/2032	21,385,000	21,321,513
4.25%, 08/15/2035	30,650,000	30,899,031
TOTAL U.S. TREASURY SECURITIES (Cost $113,292,527)		111,221,804

AGENCY MORTGAGE-BACKED SECURITIES - 17.3%	Par	Value
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	2,066,551	1,738,954

Fannie Mae Pool
4.00%, 10/15/2055 (d)	15,245,000	14,366,316
4.50%, 10/15/2055 (d)	12,315,000	11,943,800
5.00%, 10/15/2055 (d)	24,460,000	24,255,934
5.50%, 10/15/2055 (d)	30,980,000	31,235,212
4.00%, 11/15/2055 (d)	300,000	282,662
4.50%, 11/15/2055 (d)	240,000	232,682
5.00%, 11/15/2055 (d)	475,000	470,777
5.50%, 11/15/2055 (d)	605,000	609,582
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,214,536)		85,135,919

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.8%	Par	Value
BANK
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	1,000,000	1,064,282
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057	445,000	452,904
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058 (e)	1,120,000	1,185,829
Series 2025-BNK50, Class A5, 5.65%, 05/15/2068 (e)	590,000	624,995
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (e)	640,000	719,463
Series 2024-C24, Class A5, 5.42%, 02/15/2057	2,235,000	2,333,328
Series 2024-C26, Class A5, 5.83%, 05/15/2057	2,075,000	2,226,209
Series 2025-5C37, Class A3, 5.02%, 09/15/2058	1,090,000	1,115,148
Series 2025-C32, Class A5, 5.72%, 02/15/2062	400,000	426,384
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	497,588
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,136,581	1,069,252
Series 2021-B24, Class A2, 1.95%, 03/15/2054	1,815,000	1,758,894
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,852,893
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,065,000	1,091,068
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057	1,105,000	1,175,780
Series 2025-5C12, Class A3, 5.18%, 10/15/2058	590,000	606,694
Series 2025-C11, Class A5, 5.69%, 02/15/2058	2,730,000	2,895,204
Series 2025-C12, Class A5, 5.87%, 06/15/2058 (e)	1,190,000	1,277,508
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (a)(e)	862,593	714,672
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (a)(e)	1,342,472	1,111,839
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	120,566	120,341
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (a)(e)	2,944,092	2,440,145
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (a)(e)	634,386	625,853
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (a)(e)	1,229,347	1,018,917
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(e)	2,570,795	2,135,503
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (a)(e)	2,749,181	2,282,035
Series 2021-7, Class A1, 2.50%, 08/25/2051 (a)(e)	1,766,433	1,463,981
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050 (a)(e)	724,345	625,653
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (a)(e)	2,572,152	2,135,086
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (a)(e)	473,305	391,993
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (a)(e)	820,715	680,232
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(e)	1,080,603	1,025,337
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(e)	741,498	614,110
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(e)	457,375	396,333
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040 (a)(e)	1,055,000	1,090,234
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051 (a)(e)	1,020,015	949,535
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (a)(e)	3,452,898	2,732,402
Series 2021-12, Class A3, 2.50%, 02/25/2052 (a)(e)	255,619	212,184
Series 2021-13, Class A3A, 2.00%, 04/25/2052 (a)(e)	1,002,138	797,312
Series 2021-14, Class A12, 5.00%, 05/25/2052 (a)(e)	1,018,802	989,372
Series 2021-14, Class A3A, 2.00%, 05/25/2052 (a)(e)	774,289	617,524
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(e)	2,614,611	2,262,522
Series 2021-15, Class A3, 2.50%, 06/25/2052 (a)(e)	920,798	765,439
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(e)	2,083,725	1,732,155
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(e)	816,155	675,942
Series 2021-7, Class A3, 2.50%, 11/25/2051 (a)(e)	631,808	525,208
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(e)	3,175,488	2,639,714
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (a)(e)	1,116,575	925,420
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(e)	1,636,348	1,416,976
Series 2022-1, Class A2, 3.00%, 07/25/2052 (a)(e)	1,383,616	1,195,497
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(e)	636,581	550,031
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(e)	325,523	282,078
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(e)	2,225,096	1,919,146
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(e)	1,412,162	1,219,315
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055 (a)(c)	2,615,039	2,625,674
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056 (a)(c)	1,470,828	1,471,762
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051 (a)(e)	1,687,018	1,508,715
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (a)(e)	1,448,847	1,199,940
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(e)	274,372	254,260
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(e)	625,947	518,771
Series 2022-J2, Class A2, 3.00%, 08/25/2052 (a)(e)	1,342,209	1,159,082
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(e)	788,992	681,246
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (a)(e)	786,475	753,023
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(e)	1,254,020	1,116,809
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051 (a)(e)	441,240	382,461
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051 (a)(e)	1,107,353	1,001,584
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047 (a)(e)	475,000	487,958
Sequoia Mortgage Trust, Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(e)	1,258,921	1,045,003
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	1,700,000	1,511,024
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (a)(e)	446,470	444,176
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (a)(e)	667,682	658,730
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.19%, 10/15/2058	390,000	401,262
Series 2025-C64, Class A5, 5.65%, 02/15/2058	1,625,000	1,719,541
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (a)(e)	261,832	217,001
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $82,155,319)		82,811,481

MEDIUM-TERM NOTES - 0.2%	Par	Value
Citigroup Global Markets Holdings, Inc.
11/17/2025 (f)	253,000	282,753
11/17/2025 (g)	253,000	262,168
Nomura International Funding Pte Ltd.
11/04/2025 (h)	201,000	247,019
11/04/2025 (i)	234,000	199,698
TOTAL MEDIUM-TERM NOTES (Cost $941,000)		991,638

TOTAL INVESTMENTS - 113.7% (Cost $558,616,911)		559,835,829
Liabilities in Excess of Other Assets - (13.7)%		(67,378,973)
TOTAL NET ASSETS - 100.0%		$492,456,856
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(d)	To-be-announced security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(f) (g) (h) (i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y SOFR CMS rate from its initial underlying value to its final underlying value.
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 2Y2Y SOFR CMS rate from its initial underlying value to its final underlying value.
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 20Y USD SWAP Reference Rate and the 10Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 4Y USD Swap Reference Rate and the 2Y USD Swap Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

Summary of Fair Value Disclosures as of September 30, 2025 (Unaudited)

Carillon Reams Core Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Agency Mortgage-Backed Securities	$–	$85,135,919	$–	$85,135,919
Corporate Bonds	–	149,132,003	–	149,132,003
Asset-Backed Securities	–	130,542,984	–	130,542,984
U.S. Treasury Securities	–	111,221,804	–	111,221,804
Commercial Mortgage-Backed Securities	–	82,811,481	–	82,811,481
Medium-Term Notes	–	991,638	–	991,638
Total Investments	$–	$559,835,829	$–	$559,835,829

Refer to the Schedule of Investments for further disaggregation of investment categories.